GOODWILL AND INTANGIBLES (Schedule of Estimated Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
GOODWILL [Abstract]
2024	$ 2,662
2025	2,472
2026	224
2027	224
2028	224
2029 and on	451
Total	$ 6,257	$ 8,817